QUARTERLY REPORT
                                AUGUST 31, 1999

                                [GRAPHIC OMITTED]

Mercury
Global
Balanced
Fund

     OF MERCURY ASSET
     MANAGEMENT FUNDS, INC.

                                -------------------
                                M  E  R  C  U  R  Y
                                 ASSET MANAGEMENT
                                -------------------

MERCURY MASTER
GLOBAL BALANCED PORTFOLIO

SECTOR REPRESENTATION OF EQUITIES AND
FIXED-INCOME SECURITIES

As a Percentage of Net Assets as of August 31, 1999

A pie chart depicting portfolio composition according to sector representation of equities and fixed-income securities for the quarter ended August 31, 1999.

                               [GRAPHIC OMITTED]

Government Obligations--28.9%
Services--17.3%
Capital Equipment--14.2%
Consumer Goods--12.4%
Finance--11.9%
Energy--6.0%
Cash Equivalent--7.0%
Materials--2.2%
Multi-Industry--0.1%

GEOGRAPHIC ASSET MIX

As a Percentage of Equities as of August 31, 1999

A pie chart depicting portfolio composition according to regional representation for the quarter ended August 31, 1999.

                               [GRAPHIC OMITTED]

North America--43.2%
Europe--36.4%
Pacific Basin/Asia--20.4%


                August 31, 1999 (1) Mercury Global Balanced Fund

DEAR SHAREHOLDER

For the quarter ended August 31, 1999, Mercury Global Balanced Fund's Class I, Class A, Class B and Class C Shares had total returns of +3.74%, +3.74%, +3.43% and +3.43%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.) Stock selection contributed positively to the Fund's returns relative to their respective regional benchmarks in the unmanaged Morgan Stanley Capital International (MSCI) World Index. Our decision to increase our exposure to Japanese equities toward the end of June also made a positive contribution to performance, since Japan was one of the best-performing major global equity markets over this period.

Investment Environment

Typically, sharp movements in US equity share prices quickly lead to volatility in international stock markets, and the three-month period ended August 31, 1999 was no exception. However, we did see emerging evidence that international markets could make long-term progress, in spite of uncertainties in the US stock market.

One of the most prominent events over the August quarter was the strength of the Japanese equity market. During June, the announcement of unexpected strong first quarter gross domestic product (GDP) growth acted as a catalyst for the market. The GDP figures were supported strongly by the public sector, although some doubt remains about the private sector's ability to sustain any recovery when public spending lessens later in the year. However, signs that the Japanese economy is emerging from many years of recession, which bordered on depression, is undoubtedly good news. Furthermore, real evidence of corporate restructuring is also emerging.

The August quarter witnessed Japan's first hostile takeover. Cable & Wireless PLC's bid for IDC was strongly contested by Nippon Telegraph & Telephone Corporation (NTT). However, it is an encouraging sign that this bid was allowed to succeed. During August, the announcement that Industrial Bank of Japan planned to merge with both Fuji Bank and Dai-Ichi Kangyo Bank left us in no doubt that Japan is changing. If this transaction goes ahead, it will form the largest bank in the world, with significant scope for cost cutting, which is not something we normally associate with Japan. It will also send a signal of approval to corporate Japan that mergers are not only acceptable, but to be encouraged to build global competitiveness. Undoubtedly, it will act as a catalyst for copycat mergers in the financial sector.

European markets were disappointing over the early summer as the euro came under pressure and European economies appeared subdued. A marked change in sentiment occurred later as evidence of a sustainable economic recovery emerged with encouraging economic data from both France and Germany. Merger and acquisition activity continued at an astounding pace with nearly every major industry seeing some consolidation. The energy, financial, telecommunications, healthcare and utility sectors were among the major participants.

Portfolio Activity

During the August quarter, we added Deutsche Bank to the Portfolio after the reform of taxation laws in Germany took place. This should now allow the company to restructure its industrial holdings more efficiently. Furthermore, we continue to expect further consolidation within the European banking sector and believe that there still exists


                August 31, 1999 (2) Mercury Global Balanced Fund significant scope for corporate activity within the German banking system. Investor AB, the Swedish investment group, was also purchased after what we believe to be a significant widening of the discount between the quoted share price and the underlying value of its assets. We also added a Swiss specialty chemicals group, Clariant AG, as part of a move to increase the Portfolio's exposure to cyclicals. With stabilizing prices and higher industrial demand expected to feed through to stronger earnings in the second half of the year, we believe the valuation of Clariant remains attractive.

Our position in Veba AG, the German utility group, was sold as part of a move to reduce the overall Portfolio's exposure to defensive stocks. We also took some profits by reducing our positions in the electronics sector, including Koninklijke (Royal) Philips Electronics AG, Siemens AG and Telefonaktiebolaget LM Ericsson, as a result of the recent strength in their stock prices. While we remain confident that in the long term Ericsson should benefit from growth in demand for wireless infrastructure, concerns over short-term profitability also prompted us to reduce our position in the stock.

During the August quarter, we increased our exposure to Japanese equities. Early in the period, we built positions in technology stocks Softbank Corporation and Trend Micro Incorporated. Softbank is an Internet venture capital firm with a track record of making very successful Internet investments. The company owns 26% of Yahoo! in the United States. We expect the company to use its dominant position in Japan to generate further synergies for the companies in its investment portfolio. Trend Micro is one of the leading anti-virus companies in the world. Its new generation of software resides on network servers rather than on personal computers. This reduces the cost of implementing upgrades to the software, as the upgrades can be performed remotely. We anticipate a substantial increase in the company's gross profit margins as a result.

In Japan, we also initiated a holding in Sekisui House, Ltd., as the housing market is responding to the government-led stimulus to spend. The effect is particularly strong in expensive houses where Sekisui House is dominant. Finally, we reduced our position in the telecommunications company, NTT. The company is coming under more intense regulatory scrutiny and will face severe pressure to reduce rates as regulators seek to introduce cheap fixed-rate Internet access in Japan.

In the fixed-income sector, during the three months ended August 31, 1999 yields rose in all major bond markets against a backdrop of cyclical recovery in the global economy and a shift from the expectation of reductions in short-term interest rates to the expectation of increases. We shifted the Portfolio from an index neutral duration of 5.7 years (relative to the benchmark unmanaged Salomon Smith Barney World Government Bond Index) to an underweight duration of 4.2 years.

In the United States, the Federal Reserve Board raised interest rates twice for a total of 50 basis points (0.50%) as the economy continued to show strength. We reduced our exposure to US bonds, as well as our positions in Australia and Canada. Overall, the Portfolio closed the period underweight in US dollar bloc bonds. Within the United States, we sold some Treasury bonds in favor of US Government agency issues. We also reduced our exposure to European bonds, although we remained overweight in Europe. The UK economy avoided recession, causing yields to rise, and we eliminated our exposure in UK gilts from the Portfolio in July. Japanese bond yields rose toward 2%, and we established a small position in Euroyen bonds in August. However, we remained significantly underweight in Japanese bonds.


                August 31, 1999 (3) Mercury Global Balanced Fund

Investment Outlook

We remain positive regarding the outlook for international equities and, therefore, the Portfolio remains fully invested. We believe the economic recovery in both Europe and Japan will underpin earnings growth for the foreseeable future. Against this background there also exists the probability of an even greater degree of corporate activity in both of these regions. Although the majority of the Portfolio's holdings are in Europe, where we remain very positive toward the long term, our overweight position relative to the Fund's benchmark is greater in Japan. We increased our exposure to Japanese equities in mid-June, and we expect to maintain this position for the balance of the year. At August 31, 1999, we remained neutral relative to both our peer group of international funds and the benchmark MSCI Europe Australasia Far East Index in the Pacific region (ex Japan) and emerging equity markets.

In Conclusion

We thank you for your investment in Mercury Global Balanced Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,

/s/ Jeffrey Peek         /s/ Gary Lowe                /s/ Sarah Jane Cawthray

Jeffrey Peek             Gary Lowe                    Sarah Jane Cawthray
President                Portfolio Manager            Portfolio Manager
                         Equity Investments           Fixed-Income Investments

October 5, 1999


FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately 8 years.


                August 31, 1999 (4) Mercury Global Balanced Fund

FUND PERFORMANCE DATA (CONCLUDED)

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" table assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

RECENT PERFORMANCE RESULTS*

                                             3 Month          Since Inception
As of August 31, 1999                     Total Return         Total Return
--------------------------------------------------------------------------------
Class I                                      +3.74%               -0.10%
--------------------------------------------------------------------------------
Class A                                      +3.74                -0.20
--------------------------------------------------------------------------------
Class B                                      +3.43                -0.50
--------------------------------------------------------------------------------
Class C                                      +3.43                -0.50
--------------------------------------------------------------------------------
* Investment results shown do not reflect sales charges. Results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund's inception date is 4/30/99.

AGGREGATE TOTAL RETURN

                                        % Return          % Return
                                      Without Sales       With Sales
Class I Shares*                           Charge           Charge**
--------------------------------------------------------------------------------
Inception (4/30/99)
through 6/30/99                           -0.70%            -5.91%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                        % Return          % Return
                                      Without Sales       With Sales
Class A Shares*                           Charge           Charge**
--------------------------------------------------------------------------------
Inception (4/30/99)
through 6/30/99                           -0.70%            -5.91%
--------------------------------------------------------------------------------
*     Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                        % Return           % Return
                                         Without             With
Class B Shares*                            CDSC             CDSC**
--------------------------------------------------------------------------------
Inception (4/30/99)
through 6/30/99                           -0.90%            -4.86%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**    Assuming payment of applicable contingent deferred sales charge.

                                        % Return           % Return
                                         Without             With
Class C Shares*                            CDSC             CDSC**
--------------------------------------------------------------------------------
Inception (4/30/99)
through 6/30/99                           -0.90%            -1.89%
--------------------------------------------------------------------------------
* Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.


                August 31, 1999 (5) Mercury Global Balanced Fund

SCHEDULE OF INVESTMENTS

MERCURY MASTER GLOBAL BALANCED PORTFOLIO

                                                                                                 In US Dollars
                                                                                ----------------------------------------------------
                   Shares Held/                                                                                      Percent of
Industries          Face Amount                   Investments                      Cost                    Value     Net Assets
------------------------------------------------------------------------------------------------------------------------------------
EUROPE
====================================================================================================================================
Belgium

Insurance                30,816    Fortis AG 'B'                                $  1,039,424           $  1,057,305      0.3%
------------------------------------------------------------------------------------------------------------------------------------
Utilities--               1,692    Electrabel SA                                     522,871                564,989      0.1
Electric & Gas
------------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in Belgium                    1,562,295              1,622,294      0.4
------------------------------------------------------------------------------------------------------------------------------------
Denmark

For-              Dkr36,200,000    Kingdom of Denmark, 6% due
eign                               11/15/2009                                      5,868,976              5,381,324      1.2
Government
Obligations
------------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in Denmark                    5,868,976              5,381,324      1.2
------------------------------------------------------------------------------------------------------------------------------------
Finland

Electrical &             49,667    Nokia Oyj                                       3,919,299              4,142,243      0.9
Electronics
------------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in Finland                    3,919,299              4,142,243      0.9
------------------------------------------------------------------------------------------------------------------------------------
France

Aerospace &              16,116    Aerospatiale Matra                                350,647                362,391      0.1
Military
Technology
------------------------------------------------------------------------------------------------------------------------------------
Banking                  14,491    Compagnie Financiere
                                   de Paribas (CFP)                                1,558,420              1,688,633      0.4
                          7,396    Societe Generale 'A'                            1,312,193              1,446,814      0.3
                                                                                ----------------------------------------------------
                                                                                   2,870,613              3,135,447      0.7
------------------------------------------------------------------------------------------------------------------------------------
Business/                31,638    Vivendi                                         2,463,864              2,441,557      0.5
Public
Services
------------------------------------------------------------------------------------------------------------------------------------
Energy                    4,545    Elf Aquitaine SA                                  724,121                796,494      0.2
Sources                  13,681    Total SA 'B'                                    1,830,134              1,762,050      0.4
                                                                                ----------------------------------------------------
                                                                                   2,554,255              2,558,544      0.6
------------------------------------------------------------------------------------------------------------------------------------
Foreign        (euro)10,450,000    French Btan, 4.50%
Govern-                            due 7/12/2002                                  11,584,491             11,209,681      2.5
ment           (euro) 5,500,000    French OAT, 5.25%
Obliga-                            due 4/25/2008                                   6,432,426              5,929,445      1.3
tions                                                                           ----------------------------------------------------
                                                                                  18,016,917             17,139,126      3.8
------------------------------------------------------------------------------------------------------------------------------------
Insurance                16,571    Axa                                             2,097,337              2,060,794      0.5
------------------------------------------------------------------------------------------------------------------------------------
Leisure/                  7,533    Accor SA                                        1,959,679              1,811,600      0.4
Tourism
------------------------------------------------------------------------------------------------------------------------------------


                August 31, 1999 (6) Mercury Global Balanced Fund

                                                                                                 In US Dollars
                                                                                ----------------------------------------------------
                   Shares Held/                                                                                      Percent of
Industries          Face Amount                   Investments                      Cost                    Value     Net Assets
------------------------------------------------------------------------------------------------------------------------------------
EUROPE (continued)
====================================================================================================================================
France (concluded)

Merchandising            12,325    Pinault-Printemps-Redoute
                                   SA                                           $  2,027,972           $  2,133,886      0.5%
------------------------------------------------------------------------------------------------------------------------------------
Metals--Steel            33,700    Usinor SA                                         509,535                521,204      0.1
------------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in France                    32,850,819             32,164,549      7.2
------------------------------------------------------------------------------------------------------------------------------------
Germany

Automobiles              17,742    DaimlerChrysler AG                              1,618,529              1,337,338      0.3
------------------------------------------------------------------------------------------------------------------------------------
Banking                  25,667    Deutsche Bank AG
                                   (Registered)                                    1,562,409              1,753,153      0.4
                         23,967    HypoVereinsbank                                 1,544,724              1,419,440      0.3
                                                                                ----------------------------------------------------
                                                                                   3,107,133              3,172,593      0.7
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                29,856    Bayer AG                                        1,268,163              1,297,006      0.3
------------------------------------------------------------------------------------------------------------------------------------
Electrical &             31,041    Siemens AG                                      2,316,921              2,608,491      0.6
Electronics
------------------------------------------------------------------------------------------------------------------------------------
Foreign                            Bundesobligation:
Govern-        (euro)10,500,000      5% due 8/20/2001                             11,652,190             11,386,358      2.6
ment           (euro)13,300,000      3.25% due2/17/2004                           13,558,735             13,472,157      3.0
Obliga-                            Bundesrepublic Deutschland:
tions          (euro) 9,300,000      6.75% due 7/15/2004                          11,488,890             10,822,392      2.4
               (euro)11,800,000      6.875% due 5/12/2005                         14,648,939             13,891,091      3.1
                                                                                ----------------------------------------------------
                                                                                  51,348,754             49,571,998     11.1
------------------------------------------------------------------------------------------------------------------------------------
Insurance                 6,437    Allianz AG
                                   (Registered Shares)                             2,002,929              1,694,128      0.4
------------------------------------------------------------------------------------------------------------------------------------
Telecom-                 15,628    Mannesmann AG                                   2,144,831              2,395,579      0.5
munications
------------------------------------------------------------------------------------------------------------------------------------
Transpor-                54,376    Deutsche Lufthansa AG
tation--                           (Registered Shares)                             1,198,517              1,050,507      0.2
Airlines
------------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in Germany                   65,005,777             63,127,640     14.1
------------------------------------------------------------------------------------------------------------------------------------
Italy

Banking                 341,985    Unicredito Italiano SpA                         1,706,330              1,577,717      0.4
------------------------------------------------------------------------------------------------------------------------------------
Broad-                  479,970    Seat Pagine Gialle SpA                            651,348                661,249      0.2
casting &
Publishing
------------------------------------------------------------------------------------------------------------------------------------
Business/               159,830    Tecnost SpA                                       372,317                417,613      0.1
Public
Services
------------------------------------------------------------------------------------------------------------------------------------
Energy                  253,907    ENI SpA                                         1,619,137              1,525,202      0.3
Sources
------------------------------------------------------------------------------------------------------------------------------------


                August 31, 1999 (7) Mercury Global Balanced Fund

                                                                                                 In US Dollars
                                                                                ----------------------------------------------------
                   Shares Held/                                                                                      Percent of
Industries          Face Amount                   Investments                      Cost                    Value     Net Assets
------------------------------------------------------------------------------------------------------------------------------------
EUROPE (continued)
====================================================================================================================================
Italy (concluded)

Telecom-                285,834    Telecom Italia Mobile
munications                        (TIM) SpA                                    $  1,058,223           $    989,756      0.2%
                         76,316    Telecom Italia Mobile
                                   (TIM) SpA                                         464,742                443,923      0.1
                         85,638    Telecom Italia SpA
                                   (Registered)                                      472,249                490,012      0.1
                                                                                ----------------------------------------------------
                                                                                   1,995,214              1,923,691      0.4
------------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in Italy                      6,344,346              6,105,472      1.4
------------------------------------------------------------------------------------------------------------------------------------
Netherlands

Broad-                   92,858    Elsevier NV                                     1,340,129              1,068,529      0.2
casting &                43,395    Wolters Kluwer NV 'A'                           1,761,330              1,612,586      0.4
Publishing                                                                      ----------------------------------------------------
                                                                                   3,101,459              2,681,115      0.6
------------------------------------------------------------------------------------------------------------------------------------
Business/                31,210    Vedior NV 'A'                                     551,201                538,706      0.1
Public
Services
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                27,961    Akzo Nobel NV                                   1,269,598              1,300,287      0.3
------------------------------------------------------------------------------------------------------------------------------------
Electrical &             15,962    Koninklijke (Royal) Philips
Electronics                        Electronics NV                                  1,472,292              1,643,823      0.4
------------------------------------------------------------------------------------------------------------------------------------
Energy                   40,851    Royal Dutch Petroleum
Sources                            Company                                         2,400,797              2,509,957      0.6
------------------------------------------------------------------------------------------------------------------------------------
Food &                   34,240    Unilever NV 'A'                                 2,536,509              2,380,291      0.5
Household
Products
------------------------------------------------------------------------------------------------------------------------------------
For-            (euro)7,700,000    Netherlands Government
eign                               Bonds, 3.75% due
Government                         7/15/2009                                       7,114,313              7,304,621      1.6
Obligations
------------------------------------------------------------------------------------------------------------------------------------
Insurance                42,732    ING Groep NV                                    2,545,057              2,341,322      0.5
------------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in the
                                   Netherlands                                    20,991,226             20,700,122      4.6
------------------------------------------------------------------------------------------------------------------------------------
Spain

Banking                 146,695    Banco Santander Central
                                   Hispano, SA                                     1,586,322              1,472,775      0.3
------------------------------------------------------------------------------------------------------------------------------------
Broadcasting &            3,150    Telefonica Publicidad e
Publishing                         Informacion, SA                                    48,724                 72,162      0.0
------------------------------------------------------------------------------------------------------------------------------------
Telecom-                 92,988    Telefonica, SA                                  1,480,607              1,482,328      0.4
munications
------------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in Spain                      3,115,653              3,027,265      0.7
------------------------------------------------------------------------------------------------------------------------------------


                August 31, 1999 (8) Mercury Global Balanced Fund

                                                                                                 In US Dollars
                                                                                ----------------------------------------------------
                   Shares Held/                                                                                      Percent of
Industries          Face Amount                   Investments                      Cost                    Value     Net Assets
------------------------------------------------------------------------------------------------------------------------------------
EUROPE (continued)
====================================================================================================================================
Sweden

Appliances &             49,346    Electrolux AB 'B'                            $  1,017,059           $    993,503      0.2%
Household
Durables
------------------------------------------------------------------------------------------------------------------------------------
Electrical &             29,402    Telefonaktiebolaget
Electronics                        LM Ericsson 'B'                                   933,846                948,567      0.2
------------------------------------------------------------------------------------------------------------------------------------
For-              Skr25,800,000    Government of Sweden,
eign                               5.50% due 4/12/2002                             3,089,156              3,186,273      0.7
Government
Obligations
------------------------------------------------------------------------------------------------------------------------------------
Multi-Industry           29,060    Investor AB 'B'                                   350,161                354,218      0.1
------------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in Sweden                     5,390,222              5,482,561      1.2
------------------------------------------------------------------------------------------------------------------------------------
Switzerland

Banking                   7,149    Credit Suisse Group
                                   (Registered Shares)                             1,382,929              1,349,402      0.3
                          6,848    UBS AG (Registered Shares)                      2,285,028              1,932,101      0.5
                                                                                ----------------------------------------------------
                                                                                   3,667,957              3,281,503      0.8
------------------------------------------------------------------------------------------------------------------------------------
Business/                 2,443    Adecco SA
Public Services                    (Registered Shares)                             1,252,986              1,346,294      0.3
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                 1,085    Clariant AG (Registered)                          470,876                521,304      0.1
------------------------------------------------------------------------------------------------------------------------------------
Food &                      943    Nestle SA
Household                          (Registered Shares)                             1,777,190              1,860,857      0.4
Products
------------------------------------------------------------------------------------------------------------------------------------
Health &                    699    Novartis AG
Personal Care                      (Registered Shares)                             1,055,446              1,005,689      0.2
                             93    Roche Holding AG                                1,065,632              1,075,343      0.3
                                                                                ----------------------------------------------------
                                                                                   2,121,078              2,081,032      0.5
------------------------------------------------------------------------------------------------------------------------------------
Telecom-                  2,882    Swisscom AG
munications                        (Registered Shares)                             1,039,791                950,079      0.2
------------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in
                                   Switzerland                                    10,329,878             10,041,069      2.3
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom

Aerospace &             160,238    British Aerospace PLC                           1,159,854              1,169,487      0.3
Military
Technology
------------------------------------------------------------------------------------------------------------------------------------
Banking                  56,290    Barclays PLC                                    1,783,565              1,673,161      0.4
                         86,112    HSBC Holdings PLC                               1,087,427              1,064,651      0.2
                        151,582    Lloyds TSB Group PLC                            2,359,458              2,095,720      0.5
                                                                                ----------------------------------------------------
                                                                                   5,230,450              4,833,532      1.1
------------------------------------------------------------------------------------------------------------------------------------


                August 31, 1999 (9) Mercury Global Balanced Fund

                                                                                                 In US Dollars
                                                                                ----------------------------------------------------
                       Shares                                                                                        Percent of
Industries              Held                      Investments                      Cost                    Value     Net Assets
------------------------------------------------------------------------------------------------------------------------------------
EUROPE (concluded)
====================================================================================================================================
United Kingdom (concluded)

Beverages &             172,012    British American Tobacco
Tobacco                            PLC                                          $  1,523,857           $  1,446,806      0.3%
                         84,092    Diageo PLC                                        969,173                851,197      0.2
                                                                                ----------------------------------------------------
                                                                                   2,493,030              2,298,003      0.5
------------------------------------------------------------------------------------------------------------------------------------
Energy                  189,995    BP Amoco PLC                                    3,590,868              3,525,810      0.8
Sources
------------------------------------------------------------------------------------------------------------------------------------
Food &                   54,000    Unilever PLC                                      521,251                509,292      0.1
Household
Products
------------------------------------------------------------------------------------------------------------------------------------
Health &                 33,389    AstraZeneca Group PLC                           1,324,488              1,325,059      0.3
Personal                106,552    Glaxo Wellcome PLC                              3,143,461              2,800,785      0.6
Care                    134,220    SmithKline Beecham PLC                          1,784,134              1,747,854      0.4
                                                                                ----------------------------------------------------
                                                                                   6,252,083              5,873,698      1.3
------------------------------------------------------------------------------------------------------------------------------------
Insurance               107,649    Allied Zurich PLC                               1,464,040              1,315,358      0.3
                         91,468    CGU PLC                                         1,435,420              1,361,600      0.3
                                                                                ----------------------------------------------------
                                                                                   2,899,460              2,676,958      0.6
------------------------------------------------------------------------------------------------------------------------------------
Leisure/                100,601    Granada Group PLC                               1,011,432                897,886      0.2
Tourism
------------------------------------------------------------------------------------------------------------------------------------
Merchan-                 56,015    Dixons Group PLC                                1,170,942              1,053,892      0.2
dising                   36,020    Kingfisher PLC                                    518,011                433,182      0.1
                                                                                ----------------------------------------------------
                                                                                   1,688,953              1,487,074      0.3
------------------------------------------------------------------------------------------------------------------------------------
Metals/                  38,836    Rio Tinto PLC
Non-Ferrous                        (Registered Shares)                               767,074                698,855      0.2
------------------------------------------------------------------------------------------------------------------------------------
Real Estate              39,340    Land Securities                                   533,929                552,750      0.1
------------------------------------------------------------------------------------------------------------------------------------
Telecom-                182,846    British Telecommunications
munications                        PLC                                             3,130,616              2,799,711      0.6
                        116,690    Cable & Wireless PLC                            1,626,914              1,338,649      0.3
                        122,018    Vodafone AirTouch PLC                           2,336,903              2,458,421      0.6
                                                                                ----------------------------------------------------
                                                                                   7,094,433              6,596,781      1.5
------------------------------------------------------------------------------------------------------------------------------------
Transpor-                95,470    The Peninsular and Oriental
tation--                           Steam Navigation Company                        1,432,179              1,565,362      0.3
Shipping
------------------------------------------------------------------------------------------------------------------------------------
Utilities--             276,518    BG PLC                                          1,595,899              1,662,723      0.4
Electric &              109,566    National Grid Group PLC                           771,300                731,005      0.1
Gas                                                                             ----------------------------------------------------
                                                                                   2,367,199              2,393,728      0.5
------------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in the
                                   United Kingdom                                 37,042,195             35,079,216      7.8
------------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in Europe                   192,420,686            186,873,755     41.8
------------------------------------------------------------------------------------------------------------------------------------


                August 31, 1999 (10) Mercury Global Balanced Fund

                                                                                                 In US Dollars
                                                                                ----------------------------------------------------
                       Shares                                                                                        Percent of
Industries              Held                      Investments                      Cost                    Value     Net Assets
------------------------------------------------------------------------------------------------------------------------------------
NORTH AMERICA
====================================================================================================================================
United States

Aerospace &              30,000    The Boeing Company                           $  1,338,087           $  1,359,375      0.3%
Military                 47,800    United Technologies
Technology                         Corporation                                     3,536,990              3,160,775      0.7
                                                                                ----------------------------------------------------
                                                                                   4,875,077              4,520,150      1.0
------------------------------------------------------------------------------------------------------------------------------------
Automobiles              24,900    Ford Motor Company                              1,605,215              1,297,912      0.3
                         13,706    Safra Republic Holdings, SA                       915,174                945,273      0.2
                                                                                ----------------------------------------------------
                                                                                   2,520,389              2,243,185      0.5
------------------------------------------------------------------------------------------------------------------------------------
Banking                  43,400    Fleet Financial Group, Inc.                     1,895,881              1,727,862      0.4
                         72,200    Mellon Bank Corporation                         2,692,596              2,409,675      0.5
                         45,200    U.S. Bancorp                                    1,672,245              1,395,550      0.3
                                                                                ----------------------------------------------------
                                                                                   6,260,722              5,533,087      1.2
------------------------------------------------------------------------------------------------------------------------------------
Beverages &              74,600    PepsiCo, Inc.                                   2,789,914              2,545,725      0.6
Tobacco
------------------------------------------------------------------------------------------------------------------------------------
Business/                83,700    Microsoft Corporation                           6,932,708              7,742,250      1.7
Public Services
------------------------------------------------------------------------------------------------------------------------------------
Data                     53,300    Cisco Systems, Inc.                             3,036,455              3,611,075      0.8
Processing &             26,400    EMC Corporation                                 1,437,075              1,584,000      0.4
Reproduction              9,800    International Business
                                   Machines Corporation                            1,064,698              1,220,712      0.3
                                                                                ----------------------------------------------------
                                                                                   5,538,228              6,415,787      1.5
------------------------------------------------------------------------------------------------------------------------------------
Electrical &             58,000    General Electric Company                        6,302,695              6,514,125      1.5
Electronics              47,700    Intel Corporation                               3,799,964              3,920,344      0.9
                                                                                ----------------------------------------------------
                                                                                  10,102,659             10,434,469      2.4
------------------------------------------------------------------------------------------------------------------------------------
Electronic               20,200    America Online, Inc.                            2,189,953              1,844,512      0.4
Components/              59,500    Dell Computer Corporation                       2,472,656              2,904,344      0.7
Instruments              27,000    JDS Uniphase Corporation                        2,092,571              2,863,687      0.6
                         22,900    Nextel Communications,
                                   Inc. (Class A)                                    908,602              1,322,475      0.3
                         60,600    Texas Instruments
                                   Incorporated                                    3,245,835              4,972,988      1.1
                                                                                ----------------------------------------------------
                                                                                  10,909,617             13,908,006      3.1
------------------------------------------------------------------------------------------------------------------------------------
Energy                   13,100    Chevron Corporation                             1,251,435              1,208,475      0.3
Sources                  48,200    Exxon Corporation                               4,003,042              3,801,775      0.9
                         43,800    Mobil Corporation                               4,588,987              4,484,025      1.0
                         29,900    Texaco Inc.                                     1,911,333              1,898,650      0.4
                                                                                ----------------------------------------------------
                                                                                  11,754,797             11,392,925      2.6
------------------------------------------------------------------------------------------------------------------------------------
Financial                27,600    American Express Company                        3,664,807              3,795,000      0.8
Services                 58,250    Citigroup Inc.                                  2,896,794              2,588,484      0.6
                                                                                ----------------------------------------------------
                                                                                   6,561,601              6,383,484      1.4
------------------------------------------------------------------------------------------------------------------------------------


                August 31, 1999 (11) Mercury Global Balanced Fund

                                                                                                 In US Dollars
                                                                                ----------------------------------------------------
                   Shares Held/                                                                                      Percent of
Industries          Face Amount                   Investments                      Cost                    Value     Net Assets
------------------------------------------------------------------------------------------------------------------------------------
NORTH AMERICA (continued)
====================================================================================================================================
United States (continued)

Food &                  100,700    The Dial Corporation                         $  3,462,700           $  2,794,425      0.6%
Household                28,500    The Procter & Gamble
Products                           Company                                         2,654,450              2,828,625      0.6
                                                                                ----------------------------------------------------
                                                                                   6,117,150              5,623,050      1.2
------------------------------------------------------------------------------------------------------------------------------------
Health &                 45,100    Bristol-Myers Squibb Company                    2,910,122              3,173,912      0.7
Personal                 25,900    The Estee Lauder Companies
Care                               Inc. (Class A)                                  1,223,832              1,189,781      0.3
                         28,100    Johnson & Johnson                               2,710,655              2,873,225      0.6
                         34,400    Merck & Co., Inc.                               2,436,296              2,311,250      0.5
                         30,000    Pfizer Inc.                                     1,155,170              1,132,500      0.3
                         28,200    Tyco International Ltd.                         2,353,404              2,857,013      0.6
                                                                                ----------------------------------------------------
                                                                                  12,789,479             13,537,681      3.0
------------------------------------------------------------------------------------------------------------------------------------
Insurance                31,900    The Allstate Corporation                        1,180,854              1,046,719      0.2
                         40,000    American International
                                   Group, Inc.                                     3,777,533              3,707,500      0.8
                                                                                ----------------------------------------------------
                                                                                   4,958,387              4,754,219      1.0
------------------------------------------------------------------------------------------------------------------------------------
Machinery &              46,000    Case Corporation                                1,726,700              2,271,250      0.5
Engineering
------------------------------------------------------------------------------------------------------------------------------------
Merchandising            33,100    The Home Depot, Inc.                            1,991,856              2,023,237      0.5
                         28,300    Kohl's Corporation                              1,927,166              2,016,375      0.4
                         95,900    The Kroger Co.                                  2,639,218              2,217,687      0.5
                         29,100    Lowe's Companies, Inc.                          1,560,371              1,316,775      0.3
                         94,700    Wal-Mart Stores, Inc.                           4,368,735              4,196,394      0.9
                        169,200    Walgreen Co.                                    4,578,798              3,923,325      0.9
                                                                                ----------------------------------------------------
                                                                                  17,066,144             15,693,793      3.5
------------------------------------------------------------------------------------------------------------------------------------
Telecom-                 23,600    AT&T Corp.                                      1,282,057              1,062,000      0.2
munications              57,200    Bell Atlantic Corporation                       3,462,831              3,503,500      0.8
                         21,800    MCI WorldCom Inc.                               1,858,985              1,649,987      0.4
                         33,300    SBC Communications Inc.                         1,866,679              1,598,400      0.3
                         39,100    Sprint Corp. (FON Group)                        2,072,783              1,735,063      0.4
                         19,600    Sprint Corp. (PCS Group)                          949,795              1,171,100      0.3
                                                                                ----------------------------------------------------
                                                                                  11,493,130             10,720,050      2.4
------------------------------------------------------------------------------------------------------------------------------------
US                 US$7,700,000    Federal Home Loan Mortgage
Govern-                            Corporation, 5% due
ment                               1/15/2004                                       7,289,205              7,242,774      1.6
Agency                             Federal National Mortgage
Obliga-                            Association:
tions            (Y)660,000,000      2.125% due 10/09/2007                         5,891,314              6,184,112      1.4
                   US$8,000,000      5.25% due 1/15/2009                           7,499,600              7,112,480      1.6
                                                                                ----------------------------------------------------
                                                                                  20,680,119             20,539,366      4.6
------------------------------------------------------------------------------------------------------------------------------------


                August 31, 1999 (12) Mercury Global Balanced Fund

                                                                                                 In US Dollars
                                                                                ----------------------------------------------------
                   Shares Held/                                                                                      Percent of
Industries          Face Amount                   Investments                      Cost                    Value     Net Assets
------------------------------------------------------------------------------------------------------------------------------------
NORTH AMERICA (concluded)
====================================================================================================================================
United States (concluded)

US                                 US Treasury Bonds:
Govern-            US$7,300,000      11.75% due 11/15/2014                      $ 10,855,328           $ 10,184,668      2.3%
ment               US$3,600,000      8% due 11/15/2021                             4,486,437              4,241,232      0.9
Obliga-            US$8,400,000    US Treasury Notes,
tions                              5% due 4/30/2001                                8,349,469              8,305,500      1.9
                                                                                ----------------------------------------------------
                                                                                  23,691,234             22,731,400      5.1
------------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in
                                   North America                                 166,768,055            166,989,877     37.3
------------------------------------------------------------------------------------------------------------------------------------

PACIFIC BASIN/ASIA
====================================================================================================================================
Australia

Banking                  89,000    Colonial Limited                                  334,509                334,389      0.1
                         29,000    Commonwealth Bank of
                                   Australia                                         516,340                456,185      0.1
                                                                                ----------------------------------------------------
                                                                                     850,849                790,574      0.2
------------------------------------------------------------------------------------------------------------------------------------
Business/                11,000    Brambles Industries Limited                       312,358                306,322      0.0
Public Services
------------------------------------------------------------------------------------------------------------------------------------
Electrical &             79,000    Telstra Corporation Limited                       425,236                410,776      0.1
Electronics
------------------------------------------------------------------------------------------------------------------------------------
For-                A$6,100,000    Australian Government Bonds,
eign                               7.50% due 7/15/2005                             4,332,220              4,147,686      0.9
Government
Obligations
------------------------------------------------------------------------------------------------------------------------------------
Forest                   61,000    Amcor Limited                                     353,367                317,765      0.1
Products &
Paper
------------------------------------------------------------------------------------------------------------------------------------
Merchandising            44,000    Coles Myer Limited                                233,900                245,377      0.1
------------------------------------------------------------------------------------------------------------------------------------
Metals/                  46,000    Rio Tinto Limited                                 778,416                789,461      0.2
Non-Ferrous
------------------------------------------------------------------------------------------------------------------------------------
Recreation &             29,000    TABCORP Holdings Limited                          232,406                197,971      0.0
Other
Consumer
Goods
------------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in Australia                  7,518,752              7,205,932      1.6
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong

Industrial               74,000    Hutchison Whampoa Limited                         680,379                721,912      0.2
Components
------------------------------------------------------------------------------------------------------------------------------------


                August 31, 1999 (13) Mercury Global Balanced Fund

                                                                                                 In US Dollars
                                                                                ----------------------------------------------------
                       Shares                                                                                        Percent of
Industries              Held                      Investments                      Cost                    Value     Net Assets
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (continued)
====================================================================================================================================
Hong Kong (concluded)

Transpor-               309,000    Cathay Pacific Airways                       $    512,618           $    525,294      0.1%
tation--
Airlines
------------------------------------------------------------------------------------------------------------------------------------
Utilities--             418,000    Hong Kong and China Gas
Electric &                         Company Ltd.                                      612,028                594,851      0.1
Gas
------------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in
                                   Hong Kong                                       1,805,025              1,842,057      0.4
------------------------------------------------------------------------------------------------------------------------------------
Japan

Appliances &             23,800    Sony Corporation                                2,308,427              3,082,609      0.7
Household
Durables
------------------------------------------------------------------------------------------------------------------------------------
Automobiles              77,000    Toyota Motor Corporation                        2,294,896              2,271,739      0.5
------------------------------------------------------------------------------------------------------------------------------------
Banking                 132,000    The Bank of Tokyo-Mitsubishi,
                                   Ltd.                                            1,942,026              1,971,319      0.4
                        145,000    The Sumitomo Bank, Ltd.                         1,965,785              1,986,664      0.5
                                                                                ----------------------------------------------------
                                                                                   3,907,811              3,957,983      0.9
------------------------------------------------------------------------------------------------------------------------------------
Beverages &                 168    Japan Tobacco, Inc.                             1,829,380              2,332,481      0.5
Tobacco
------------------------------------------------------------------------------------------------------------------------------------
Chemicals               235,000    Asahi Chemical Industry
                                   Co., Ltd.                                       1,421,827              1,255,709      0.3
------------------------------------------------------------------------------------------------------------------------------------
Data                     91,000    Fujitsu Limited                                 1,652,752              2,668,159      0.6
Processing &
Reproduction
------------------------------------------------------------------------------------------------------------------------------------
Electrical &                192    NTT Data Corporation                            1,475,758              1,858,970      0.4
Electronics
------------------------------------------------------------------------------------------------------------------------------------
Electronic                6,000    Fujitsu Support and Service
Components/                        Inc. (FSAS)                                       820,421              1,550,968      0.3
Instruments              32,000    Murata Manufacturing
                                   Co., Ltd.                                       1,940,675              2,572,159      0.6
                                                                                ----------------------------------------------------
                                                                                   2,761,096              4,123,127      0.9
------------------------------------------------------------------------------------------------------------------------------------
Financial               168,000    The Nomura Securities
Services                           Co., Ltd.                                       1,885,187              2,462,916      0.6
------------------------------------------------------------------------------------------------------------------------------------
Food &                   83,000    Kao Corporation                                 2,214,713              2,357,782      0.5
Household
Products
------------------------------------------------------------------------------------------------------------------------------------
Health &                 41,000    Takeda Chemical Industries                      1,869,679              2,059,737      0.5
Personal
Care
------------------------------------------------------------------------------------------------------------------------------------


                August 31, 1999 (14) Mercury Global Balanced Fund

                                                                                                 In US Dollars
                                                                                ----------------------------------------------------
                       Shares                                                                                        Percent of
Industries              Held                      Investments                      Cost                    Value     Net Assets
------------------------------------------------------------------------------------------------------------------------------------
PACIFIC BASIN/ASIA (concluded)
====================================================================================================================================
Japan (concluded)

Industrial               80,000    Bridgestone Corp.                            $  2,271,798           $  2,265,254      0.5%
Components
------------------------------------------------------------------------------------------------------------------------------------
Machinery &              31,000    Komori Corporation                                563,229                665,418      0.2
Engineering             437,000    Sumitomo Heavy
                                   Industries, Ltd.                                1,091,282              1,468,908      0.3
                                                                                ----------------------------------------------------
                                                                                   1,654,511              2,134,326      0.5
------------------------------------------------------------------------------------------------------------------------------------
Merchan-                 22,000    Ito-Yokado Co., Ltd.                            1,449,710              1,619,657      0.3
dising                   31,000    Tokyo Electron Limited                          1,872,143              2,180,307      0.5
                                                                                ----------------------------------------------------
                                                                                   3,321,853              3,799,964      0.8
------------------------------------------------------------------------------------------------------------------------------------
Metals--                998,000    Nippon Steel Corporation                        2,370,274              2,616,240      0.6
Steel
------------------------------------------------------------------------------------------------------------------------------------
Real Estate             233,000    Mitsubishi Estate Company,
                                   Limited                                         2,399,176              2,409,171      0.5
------------------------------------------------------------------------------------------------------------------------------------
Telecom-                    200    NTT Mobile Communications
munications                        Network, Inc.                                   2,384,110              3,310,194      0.7
                            141    Nippon Telegraph & Telephone
                                   Corporation (NTT)                               1,505,958              1,584,125      0.4
                                                                                ----------------------------------------------------
                                                                                   3,890,068              4,894,319      1.1
------------------------------------------------------------------------------------------------------------------------------------
Textiles &              274,000    Toray Industries, Inc.                          1,389,002              1,406,540      0.3
Apparel                  14,100    World Co., Ltd.                                   869,248              1,642,081      0.4
                                                                                ----------------------------------------------------
                                                                                   2,258,250              3,048,621      0.7
------------------------------------------------------------------------------------------------------------------------------------
Transpor-                   253    East Japan Railway Company                      1,420,076              1,532,143      0.3
tation--
Road & Rail
------------------------------------------------------------------------------------------------------------------------------------
Utilities--              64,000    Tokyo Electric Power                            1,432,666              1,490,683      0.3
Electric &
Gas
------------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in Japan                     44,640,198             52,621,933     11.7
------------------------------------------------------------------------------------------------------------------------------------
Singapore

Broad-                   28,000    Singapore Press Holdings Ltd.                     406,033                465,863      0.1
casting &
Publishing
------------------------------------------------------------------------------------------------------------------------------------
Transpor-                29,000    Singapore Airlines Ltd. 'Foreign'                 275,285                272,268      0.1
tation--
Airlines
------------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in Singapore                    681,318                738,131      0.2
------------------------------------------------------------------------------------------------------------------------------------
                                   Total Investments in the
                                   Pacific Basin/Asia                             54,645,293             62,408,053     13.9
------------------------------------------------------------------------------------------------------------------------------------


                August 31, 1999 (15) Mercury Global Balanced Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                                 In US Dollars
                                                                                ----------------------------------------------------
                                  Face              Short-Term                                                       Percent of
                                 Amount             Securities                     Cost                   Value      Net Assets
------------------------------------------------------------------------------------------------------------------------------------
Commercial                   US$6,690,000  General Motors
Paper*                                     Acceptance Corp.,
                                           5.56% due
                                           9/01/1999                            $  6,690,000           $  6,690,000      1.5%
------------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments in
                                           Commercial Paper                        6,690,000              6,690,000      1.5
------------------------------------------------------------------------------------------------------------------------------------
US Government                              US Treasury Bills:
Obligations*                    1,750,000    4.56% due
                                             10/28/1999                            1,737,365              1,737,365      0.4
                                3,650,000    4.60% due
                                             10/28/1999                            3,623,554              3,623,554      0.8
                                8,650,000    4.76% due
                                             11/18/1999                            8,562,385              8,561,165      1.9
------------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments in
                                           US Government
                                           Obligations                            13,923,304             13,922,084      3.1
                                                                                ====================================================
------------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments in
                                           Short-Term Securities                  20,613,304             20,612,084      4.6
                                                                                ====================================================
------------------------------------------------------------------------------------------------------------------------------------
                                           Total Investments                    $434,447,338            436,883,769     97.6
                                                                                ============
                                           Unrealized Depreciation on
                                           Forward Foreign Exchange Contracts**                             (82,463)     0.0
                                           Other Assets Less Liabilities                                 10,887,038      2.4
                                                                                                       -----------------------------
                                           Net Assets                                                  $447,688,344    100.0%
                                                                                                       =============================
------------------------------------------------------------------------------------------------------------------------------------

* Commercial Paper and certain US Government Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Portfolio.

**    Forward foreign exchange contracts as of August 31, 1999 were as follows:

-------------------------------------------------------------
Foreign                      Expiration           Unrealized
Currency Purchased              Date             Depreciation
-------------------------------------------------------------
Dkr        13,000,000       October 1999           $ (14,351)
(euro)     10,500,000       October 1999             (85,950)
-------------------------------------------------------------
(US$ Commitment--$13,071,699)                      $(100,301)
                                                   ---------
-------------------------------------------------------------
                                                 Unrealized
Foreign                      Expiration         Appreciation
Currency Sold                   Date           (Depreciation)
-------------------------------------------------------------
A$        6,170,000         October 1999          $   75,212
Dkr      52,000,000         October 1999               2,126
(euro)   81,057,000         October 1999             230,607
Skr      26,800,000         October 1999             (20,752)
(Y)     679,000,000         October 1999            (269,355)
-------------------------------------------------------------
(US$ Commitment--$106,706,564)                    $   17,838
                                                   ---------
-------------------------------------------------------------
Total Unrealized Depreciation on
Forward Foreign Exchange
Contracts--Net                                     $ (82,463)
                                                   =========
-------------------------------------------------------------


                August 31, 1999 (16) Mercury Global Balanced Fund

PORTFOLIO INFORMATION

WORLDWIDE INVESTMENTS AS OF AUGUST 31, 1999

Ten Largest                                     Percent of
Equity Holdings                                 Net Assets
==========================================================
Microsoft Corporation                              1.7%
----------------------------------------------------------
General Electric Company                           1.5
----------------------------------------------------------
Texas Instruments Incorporated                     1.1
----------------------------------------------------------
Mobil Corporation                                  1.0
----------------------------------------------------------
Wal-Mart Stores, Inc.                              0.9
----------------------------------------------------------
Nokia Oyj                                          0.9
----------------------------------------------------------
Walgreen Co.                                       0.9
----------------------------------------------------------
Intel Corporation                                  0.9
----------------------------------------------------------
Exxon Corporation                                  0.9
----------------------------------------------------------
American Express Company                           0.8
----------------------------------------------------------

Ten Largest                                     Percent of
Fixed-Income Holdings                           Net Assets
==========================================================
Bundesrepublic Deutschland,
6.875% due 5/12/2005                               3.1%
----------------------------------------------------------
Bundesobligation, 3.25% due
2/17/2004                                          3.0
----------------------------------------------------------
Bundesobligation, 5% due
8/20/2001                                          2.6
----------------------------------------------------------
French Btan, 4.50% due
7/12/2002                                          2.5
----------------------------------------------------------
Bundesrepublic Deutschland,
6.75% due 7/15/2004                                2.4
----------------------------------------------------------
US Treasury Bonds, 11.75% due
11/15/2014                                         2.3
----------------------------------------------------------
US Treasury Notes, 5% due
4/30/2001                                          1.9
----------------------------------------------------------
Netherlands Government Bonds,
3.75% due 7/15/2009                                1.6
----------------------------------------------------------
Federal Home Loan
Mortgage Corporation,
5% due 1/15/2004                                   1.6
----------------------------------------------------------
Federal National Mortgage
Association, 5.25% due
1/15/2009                                          1.6
----------------------------------------------------------

Ten Largest Industries                          Percent of
(Equity Investments)                            Net Assets
==========================================================
Telecommunications                                 6.5%
----------------------------------------------------------
Banking                                            6.3
----------------------------------------------------------
Health & Personal Care                             5.3
----------------------------------------------------------
Merchandising                                      5.2
----------------------------------------------------------
Electrical & Electronics                           5.0
----------------------------------------------------------
Energy Sources                                     4.9
----------------------------------------------------------
Electronic Components/Instruments                  4.0
----------------------------------------------------------
Insurance                                          3.3
----------------------------------------------------------
Food & Household Products                          2.7
----------------------------------------------------------
Business & Public Services                         2.7
----------------------------------------------------------


                August 31, 1999 (17) Mercury Global Balanced Fund

PORTFOLIO INFORMATION (CONCLUDED)

PORTFOLIO CHANGES FOR THE QUARTER ENDED AUGUST 31, 1999

Additions
==========================================================
Aerospatiale Matra
----------------------------------------------------------
Amcor Limited
----------------------------------------------------------
Chevron Corporation
----------------------------------------------------------
East Japan Railway Company
----------------------------------------------------------
Fujitsu Support and Service Inc. (FSAS)
----------------------------------------------------------
Granada Group PLC
----------------------------------------------------------
Intel Corporation
----------------------------------------------------------
Investor AB 'B'
----------------------------------------------------------
Ito-Yokado Co., Ltd.
----------------------------------------------------------
Land Securities
----------------------------------------------------------
NTT Mobile Communications Network, Inc.
----------------------------------------------------------
Rio Tinto PLC (Registered Shares)
----------------------------------------------------------
Telecom Italia Mobile (TIM) SpA
----------------------------------------------------------
Telecom Italia SpA (Registered)
----------------------------------------------------------
Telefonica Publicidad e Informacion, SA
----------------------------------------------------------
Unilever PLC
----------------------------------------------------------
Usinor SA
----------------------------------------------------------
Vedior NV 'A'
----------------------------------------------------------

Deletions
==========================================================
Airtouch Communications, Inc.
----------------------------------------------------------
Bank One Corporation
----------------------------------------------------------
Credit Commercial de France
----------------------------------------------------------
Foster's Brewing Group Limited
----------------------------------------------------------
The Goldman Sachs Group, Inc.
----------------------------------------------------------
Providian Financial Corporation
----------------------------------------------------------
Schering-Plough Corporation
----------------------------------------------------------
Volkswagen AG (Preferred)
----------------------------------------------------------
Yahoo! Inc.
----------------------------------------------------------


                August 31, 1999 (18) Mercury Global Balanced Fund

OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and
  Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President
  and Treasurer
Robert E. Putney, III, Secretary


Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109


Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth and current income. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master Global Balanced Portfolio of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The Portfolio is managed in two segments, an equity segment and a bond segment. The Portfolio invests in a mix of stocks and high-quality bonds of issuers located in the United States and other developed countries. The Portfolio's neutral position consists of approximately 60% invested in stocks and 40% in bonds, although the Portfolio may vary each of these percentages up to 15% in either direction based on current economic and market conditions. The Fund's investment experience will correspond to the investment experience of the Portfolio.


Mercury Global Balanced Fund of
Mercury Asset Management Funds, Inc.
Box 9011
Princeton, NJ
08543-9011


[RECYCLE LOGO] Printed on post-consumer recycled paper             MERCBAL--8/99